SCHEDULE OF EXPECTED TAX EXPENSE (BENEFIT) (Details)	6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory rate (%)	21.00%	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	4.00%	4.00%	9.00%	8.40%
Change in valuation allowance	(3.00%)		(30.00%)	(1.70%)
Other permanent differences, net				(4.50%)
Effective income tax rate (%)	28.00%	27.00%		23.20%
Other, net	6.00%	3.00%